Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MERIDIAN FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MERIDIAN GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MERIDIAN GROWTH FUND seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares, Investor Class shares or Advisor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

		Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares. The performance of the Fund’s other share classes would have differed from that of Legacy Class shares only to the extent that such classes have higher expenses than Legacy Class shares, which would have resulted in lower performance. Average Annual Total Returns are not provided for the Investor or Advisor Class shares because these classes do not have a full calendar year of performance as of the date of this Prospectus.

		On November 1, 2013, the Fund’s benchmark changed from the Russell 2000® Index to the Russell 2500® Growth Index. The primary reason for this change is to compare the Fund to a benchmark that more closely aligns with the Fund’s current investment strategy. The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Growth Index and the Russell 2000® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares.

		The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Growth Index and the Russell 2000® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-446-6662
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meridianfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 15.08% (for the quarter ended December 31, 2011); and the lowest quarterly return was –20.24% (for the quarter ended December 31, 2008).

		For the period January 1, 2013 through September 30, 2013, the total return of the Fund’s Legacy Class shares was –0.70%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On November 1, 2013, the Fund’s benchmark changed from the Russell 2000® Index to the Russell 2500® Growth Index. The primary reason for this change is to compare the Fund to a benchmark that more closely aligns with the Fund’s current investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
2004	rr_AnnualReturn2004	14.47%
2005	rr_AnnualReturn2005	0.33%
2006	rr_AnnualReturn2006	15.81%
2007	rr_AnnualReturn2007	5.40%
2008	rr_AnnualReturn2008	(30.35%)
2009	rr_AnnualReturn2009	36.17%
2010	rr_AnnualReturn2010	31.37%
2011	rr_AnnualReturn2011	1.07%
2012	rr_AnnualReturn2012	12.27%
2013	rr_AnnualReturn2013	28.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return of the Fund’s
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.24%)
1 Year	rr_AverageAnnualReturnYear01	28.53%
5 Years	rr_AverageAnnualReturnYear05	21.14%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Life of Class	rr_AverageAnnualReturnSinceInception	12.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,036
10 Years	rr_ExpenseExampleYear10	$ 2,291
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Return After Taxes on Distributions | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	18.62%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Life of Class	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.04%	[2]
5 Years	rr_AverageAnnualReturnYear05	17.39%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.04%	[2]
Life of Class	rr_AverageAnnualReturnSinceInception	10.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984	[2]
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	40.65%
5 Years	rr_AverageAnnualReturnYear05	24.03%
10 Years	rr_AverageAnnualReturnYear10	10.11%
Life of Class	rr_AverageAnnualReturnSinceInception
Legacy Class, Investor Class and Advisor Class | MERIDIAN GROWTH FUND | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Life of Class	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984

[1]	The Investment Adviser has committed to waive and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 1.30% for the Investor Class, and 1.55% for the Advisor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[2]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.